ALPS SERIES TRUST

Brigade High Income Fund

(the “Fund”)

Supplement dated April 14, 2023 to the

Prospectus and Statement of Additional Information,

each dated March 8, 2023

As of the date of this Supplement, shares of the Fund are offered for sale.

[PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.]